VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.2%
Australia : 17.3%
Alkane Resources Ltd. * 21,650,014 $ 21,761,580
Andean Silver Ltd. * 4,156,450 5,829,404
Antipa Minerals Ltd. * 14,176,990 5,579,778
Aurelia Metals Ltd. * 32,633,316 5,698,633
Australian Strategic
Materials Ltd. * 1 1
Bellevue Gold Ltd. * 25,811,684 27,531,547
Black Cat Syndicate Ltd. * † 16,734,125 11,755,160
Capricorn Metals Ltd. 8,323,161 65,337,447
Catalyst Metals Ltd. * 6,197,247 27,736,688
Dateline Resources Ltd. * † 73,132,660 22,790,297
Emerald Resources NL * 12,736,576 48,531,481
Evolution Mining Ltd. 60,697,696 542,564,694
Firefinch Ltd. †∞ 54,133,739 2,254,233
Genesis Minerals Ltd. * † 19,309,081 80,658,397
Greatland Resources Ltd. * 11,907,506 96,258,618
Kingsgate Consolidated Ltd. 7,058,142 21,858,788
Meeka Metals Ltd. * 73,914,732 9,108,105
Ora Banda Mining Ltd. * 36,065,578 29,671,296
Pantoro Gold Ltd. * 5,830,089 13,505,632
Perseus Mining Ltd. 23,911,381 86,963,651
Predictive Discovery Ltd. * 36,194,828 19,014,403
Ramelius Resources Ltd. 43,181,081 111,597,418
Regis Resources Ltd. 13,800,060 64,930,414
Resolute Mining Ltd. * 36,693,900 36,018,562
St Barbara Ltd. * † 25,561,909 10,956,277
Vault Minerals Ltd. 21,193,397 62,775,097
Vox Royalty Corp. (USD) † 1,212,009 6,350,927
West African Resources
Ltd. * 20,817,622 47,116,971
Westgold Resources Ltd. 17,717,549 73,992,334
1,558,147,833
Burkina Faso : 2.4%
IAMGOLD Corp. (USD) * 11,365,820 213,904,732
Underline
Canada : 44.1%
AbraSilver Resource Corp. *
† 3,887,290 35,069,314
Alamos Gold, Inc. (USD) 14,497,014 644,102,332
Allied Gold Corp. (USD) * † 1,984,238 61,590,747
Americas Gold & Silver Corp.
(USD) * † 6,685,530 34,898,467
Andean Precious Metals
Corp. * † 1,542,938 7,684,009
Artemis Gold, Inc. * 3,549,918 96,026,229
Aya Gold & Silver, Inc. * † 3,096,170 47,078,734
B2Gold Corp. (USD) † 29,710,127 134,586,875
Centerra Gold, Inc. (USD) 4,643,915 82,615,248
Collective Mining Ltd. * 1,075,564 18,828,439
Dakota Gold Corp. (USD) * 3,190,119 16,110,101
Discovery Silver Corp. * † 16,394,213 105,022,582
DPM Metals, Inc. † 4,044,410 141,947,764
Endeavour Silver Corp.
(USD) * † 7,341,374 68,348,192
Equinox Gold Corp. (USD) † ‡ 41,449,742 599,363,269
First Majestic Silver Corp.
(USD) 11,848,326 254,502,042
Number
of Shares Value
Canada (continued)
Fortuna Mining Corp.
(USD) * † 6,449,883 $ 64,047,338
Founders Metals, Inc. * † 1,863,944 5,569,594
Future Mineral Resources,
Inc. * 168,999 46,017
G Mining Ventures Corp. * † 4,097,935 143,356,517
G2 Goldfields, Inc. * 4,026,338 15,550,831
Galiano Gold, Inc. (USD) * 3,979,610 9,988,821
Gold Royalty Corp. (USD) * † 4,542,721 16,262,941
GoldMining, Inc. (USD) * † 5,645,635 6,718,306
Integra Resources Corp.
(USD) * 4,204,070 11,477,111
K92 Mining, Inc. * 4,960,044 83,914,327
Lundin Gold, Inc. † 2,681,500 204,270,907
McEwen, Inc. (USD) * † 1,329,437 27,147,104
Metalla Royalty & Streaming
Ltd. (USD) * † 1,893,738 12,555,483
New Found Gold Corp.
(USD) * 6,470,507 12,552,784
NorthX Nickel Corp. * † 179,304 23,127
Novagold Resources, Inc.
(USD) * † 6,371,811 57,218,863
OceanaGold Corp. 5,470,112 171,917,246
OR Royalties, Inc. (USD) † 2,921,577 111,078,358
Orezone Gold Corp. * † 11,872,334 20,077,180
Osisko Development Corp.
(USD) * † 5,229,140 16,994,705
Seabridge Gold, Inc. (USD) *
† 2,037,099 57,731,386
Silvercorp Metals, Inc.
(USD) † 5,832,762 62,643,864
Skeena Resources Ltd.
(USD) * † 2,402,801 71,411,246
Snowline Gold Corp. * † 3,166,486 31,493,551
Southern Cross Gold
Consolidated Ltd. * † 6,087,009 38,601,290
SSR Mining, Inc. (USD) * 4,235,617 124,527,140
Torex Gold Resources, Inc. 1,945,989 89,033,999
Triple Flag Precious Metals
Corp. (USD) 1,909,179 66,267,603
Victoria Gold Corp. * †∞ 1,722,275 1
Vizsla Silver Corp. (USD) * † 8,582,944 28,323,715
Wesdome Gold Mines Ltd. *
† 3,574,596 63,625,785
West Red Lake Gold Mines
Ltd. * † 9,307,164 6,869,248
3,979,070,732
China : 3.3%
Chifeng Jilong Gold Mining
Co. Ltd. (HKD) † 4,686,200 25,513,434
GT Gold Holdings Ltd.
(HKD) * † 116,352,000 7,989,528
Tongguan Gold Group Ltd.
(HKD) † 61,762,000 23,193,009
Wanguo Gold Group Ltd.
(HKD) † 33,892,500 59,826,181

VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
China (continued)
Zhaojin Mining Industry Co.
Ltd. (HKD) 43,382,700 $ 180,258,455
296,780,607
Colombia : 1.0%
Aris Mining Corp. (USD) * † 5,048,406 93,748,900
Underline
Indonesia : 1.9%
Archi Indonesia Tbk PT 108,959,600 9,097,380
Bumi Resources Minerals
Tbk PT * 1,889,930,000 82,630,696
J Resources Asia Pasific Tbk
PT * 71,404,300 1,988,639
Merdeka Gold Resources
Tbk PT * 161,558,600 77,953,486
171,670,201
Ivory Coast : 0.9%
Montage Gold Corp. (CAD) *
† 6,831,366 77,489,537
Underline
Jersey, Channel Islands : 0.1%
Caledonia Mining Corp. PLC
(USD) † 366,905 8,288,384
Underline
Mexico : 3.9%
Avino Silver & Gold Mines
Ltd. (USD) * † 4,406,223 27,847,329
Industrias Penoles SAB de
CV * 4,934,058 217,859,931
Luca Mining Corp. (CAD) * † 5,908,090 5,926,929
Orla Mining Ltd. (USD) † 6,368,499 102,723,889
354,358,078
Peru : 2.5%
Cia de Minas Buenaventura
SAA (ADR) 4,573,950 164,845,158
Hochschild Mining PLC (GBP) 7,744,894 61,739,323
226,584,481
Singapore : 0.1%
CNMC Goldmine Holdings
Ltd. 7,172,400 8,307,325
Underline
South Africa : 2.0%
DRDGOLD Ltd. (ADR) 778,919 22,876,851
Harmony Gold Mining Co.
Ltd. (ADR) 10,427,612 160,272,397
183,149,248
Number
of Shares Value
Turkey : 2.0%
Eldorado Gold Corp. (USD) 4,143,188 $ 142,235,644
TR Anadolu Metal Madencilik
Isletmeleri AS * 4,932,883 13,197,236
Turk Altin Isletmeleri AS * 25,441,856 23,966,137
179,399,017
United Kingdom : 6.8%
Endeavour Mining PLC 9,101,733 546,346,754
Pan African Resources PLC 37,480,892 69,191,641
615,538,395
United States : 11.9%
Aura Minerals, Inc. 1,014,873 82,813,637
Coeur Mining, Inc. * 32,131,374 603,105,890
Contango Silver & Gold,
Inc. * † 399,862 7,497,412
GoGold Resources, Inc.
(CAD) * † 11,447,256 21,819,140
Hecla Mining Co. 10,977,008 204,501,659
Hycroft Mining Holding
Corp. * † 1,418,593 49,934,474
i-80 Gold Corp. * † 18,642,176 28,336,108
Idaho Strategic Resources,
Inc. * † 337,677 10,846,185
Perpetua Resources Corp. *
† 2,203,976 61,975,805
US Gold Corp. * † 339,934 5,163,597
1,075,993,907
Total Common Stocks
(Cost: $4,926,057,271) 9,042,431,377
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.4%
Money Market Fund: 1.4%
(Cost: $126,694,985)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 126,694,985 126,694,985
Total Investments: 101.6%
(Cost: $5,052,752,256) 9,169,126,362
Liabilities in excess of other assets: (1.6)% (141,204,259)
NET ASSETS: 100.0% $ 9,027,922,103
Definitions:
ADR American Depositary Receipt
BDR Brazilian Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $532,884,923.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
(a) The rate shown is the 7-day yield as of 03/31/26.
Transactions in and earnings from securities of affiliates for the period ended March 31, 2026 were as follows:
Value
12/31/2025 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
3/31/2026
Dividend
Income
Equinox Gold Corp. $ –(a) $ 116,000,909 $ (66,484,586) $ 47,431,617 $ (13,657,991) $ 599,363,269 $ 520,496
Underline Underline Underline Underline Underline Underline Underline
(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 9,042,431,377
Australia $ 29,141,224 $ 1,526,752,376 $ 2,254,233 $ 1,558,147,833
Burkina Faso 213,904,732 — — 213,904,732
Canada 3,979,070,731 — 1 3,979,070,732
China — 296,780,607 — 296,780,607
Colombia 93,748,900 — — 93,748,900
Indonesia 77,953,486 93,716,715 — 171,670,201
Ivory Coast 77,489,537 — — 77,489,537
Jersey, Channel Islands 8,288,384 — — 8,288,384
Mexico 354,358,078 — — 354,358,078
Peru 164,845,158 61,739,323 — 226,584,481
Singapore — 8,307,325 — 8,307,325
South Africa 183,149,248 — — 183,149,248
Turkey 179,399,017 — — 179,399,017
United Kingdom — 615,538,395 — 615,538,395
United States 1,075,993,907 — — 1,075,993,907
Money Market Fund 126,694,985 — — 126,694,985
Total Investments $ 6,564,037,387 $ 2,602,834,741 $ 2,254,234 $ 9,169,126,362